Derivative Liabilities - Summary of Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance	$ 1,094,607	$ 216,073	$ 216,073
Issuance of derivative liabilities	4,208,949		3,875,231	332,131
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges	(1,922,802)		(3,120,833)
Change in fair value of derivative liabilities	203,313		229,323	(107,039)
Reclassification of derivative liabilities to equity	(2,637,996)		(105,187)	(9,019)
Derivative liabilities, ending balance	$ 946,071		$ 1,094,607	$ 216,073